ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Operating revenues	$ 2,012,356	$ 1,727,923	$ 5,736,801
Operating costs and expenses:
General and administrative	(426,407)	(424,398)	(559,480)
Development costs	(30,677)	(25,616)	(57,433)
Property charges and other	(30,575)	(47,223)	(20,815)
Total operating costs and expenses	(2,589,807)	(2,668,480)	(4,989,123)
Operating loss	(577,451)	(940,557)	747,678
Non-operating income (expenses):
Interest income	6,618	5,134	9,311
Foreign exchange gains (losses), net	4,566	(2,079)	(10,756)
Other income, net	3,082	(150,969)	(23,914)
Total non-operating (expenses) income, net	(376,128)	(516,970)	(345,111)
(Loss) income before income tax	(953,579)	(1,457,527)	402,567
Income tax (expense) credit	(2,885)	2,913	(8,339)
Net (loss) income	(956,464)	(1,454,614)	394,228
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Operating revenues	9,547	14,614	18,381
Operating costs and expenses:
General and administrative	(51,285)	(60,688)	(47,689)
Development costs	(32,000)	(30,242)	(50,795)
Property charges and other	(956)	(3,782)	0
Total operating costs and expenses	(84,241)	(94,712)	(98,484)
Operating loss	(74,694)	(80,098)	(80,103)
Non-operating income (expenses):
Interest income	20	58	305
Foreign exchange gains (losses), net	6,211	(4,871)	(1,983)
Other income, net	15,092	14,530	11,627
Share of results of subsidiaries	(755,678)	(1,195,569)	442,325
Total non-operating (expenses) income, net	(734,355)	(1,185,852)	452,274
(Loss) income before income tax	(809,049)	(1,265,950)	372,171
Income tax (expense) credit	(2,702)	2,458	1,002
Net (loss) income	$ (811,751)	$ (1,263,492)	$ 373,173